Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Operating Expenses
Conferences and tradeshows	$ 410,626	$ 353,940
Consulting and employment costs	781,907	863,675
Depreciation	297,170	92,066
Exploration and evaluation expenditures	14,399,429	15,595,475
Foreign exchange loss	230,756	395,728
General and administrative	540,723	319,289
Insurance	1,534,668	369,261
Interest - lease obligations	11,783	28,751
Management and directors fees	2,067,000	1,987,584
Marketing	2,146,780	803,288
Professional fees	1,395,214	2,522,599
Regulatory and transfer agent fees	237,748	1,235,229
Share-based compensation	15,993,679	12,563,183
Travel	198,964	315,090
Total Expenses	(40,246,447)	(37,445,158)
Other items
Advisory fee income	180,000	0
Deferred gain recognition	631,714	0
Loss on short-term investment	(372,520)	0
Interest and miscellaneous income	1,137,819	1,778,616
Share of loss from equity investment in Surge Battery Metals Inc.	(814,238)	0
Dilution loss on investment in Surge Battery Metals Inc.	(420,418)	0
Net loss for the year	(39,904,090)	(35,666,542)
Other comprehensive loss
Foreign currency translation adjustment	20,860	681,538
Comprehensive loss for the year	$ (39,883,230)	$ (34,985,004)
Basic loss per share	$ (0.19)	$ (0.17)
Diluted loss per share	$ (0.19)	$ (0.17)
Weighted average number of common shares outstanding - basic	214,635,954	207,655,575
Weighted average number of common shares outstanding - diluted	214,635,954	207,655,575